Sources of finance - Summary of Equity and Debt Financing (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Analysis of changes in financing
Beginning balance	£ 5,050.1	[1]	£ 8,297.3	[1]	£ 9,576.9
Ordinary shares issued	4.4				0.6
Share cancellations	729.3		281.2		47.7
Ending balance	4,069.0		5,050.1	[1]	8,297.3	[1]
Analysis of changes in financing
Beginning of year	5,032.7
End of year	4,441.7		5,032.7
Issued capital and share premium
Analysis of changes in financing
Beginning balance	699.9		703.1
Ordinary shares issued	4.4		0.0
Share cancellations	(7.2)		(3.2)
Ending balance	697.1		699.9		703.1
Debt financing
Analysis of changes in financing
Beginning of year	5,032.7		4,272.9
Net (decrease)/increase in drawings on bank loans and corporate bonds	(397.1)		632.8
Amortisation of financing costs included in debt	8.1		7.5
Changes in fair value due to hedging arrangements	(2.5)		(1.4)
Other movements	(0.4)		(7.1)
Exchange adjustments	(199.1)		128.0
End of year	£ 4,441.7		£ 5,032.7		£ 4,272.9

[1]	Figures have been restated as described in the accounting policies.